UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020
(Address of principal executive offices)         (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

BLUE CHIP INVESTOR FUND

SEMI-ANNUAL REPORT
June 30, 2006

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Check Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.bluechipinvestorfund.com.  It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number(1-800-59-FUNDS).  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including investment adviser fees and other Fund expenses.  The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on December 31, 2005 and held through June 30, 2006.

The first line of the table below provides information about actual account values and actual expenses.  In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and ohter funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                    Expenses Paid

                   Beginning                      Ending                    During the Period*

                                                                Account Value             Account Value            December 31, 2005

                                                            December 31, 2005          June 30, 2006                to June 30, 2006

Actual                                  $1,000.00                    $1,018.09                            $6.45

Hypothetical                         $1,000.00                    $1,018.40                            $6.46

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2006 Semi-Annual Report  1

BLUE CHIP INVESTOR FUND

PERFORMANCE INFORMATION (Unaudited)

6/30/06  NAV $106.34

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JUNE 30, 2006

                                                                                                                   Since
                                                                 1 Year(A)            3 Year            Inception(A)

Blue Chip Investor Fund                            6.27%                9.60%               3.86%
S&P 500(B)                                                                  8.62%              11.20%               4.09%

(A)1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-59-FUNDS.

BLUE CHIP INVESTOR FUND

by Industry Sectors (Unaudited)

(as a percentage of Net Assets)

2006 Semi-Annual Report  2

Blue Chip Investor Fund

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
25,000	Aflac Inc.	$ 1,158,750	4.90%

Fire, Marine & Casualty Insurance
15,800	Mercury General Corp.	890,646	3.77%

General Industrial Machinery & Equipment
24,000	Illinois Tool Works Inc.	1,140,000	4.82%

Holding Companies NEC
40	Berkshire Hathaway Inc. Class A*	3,666,360	15.51%

Heating Equip. Except Elec & Warm Air & Plumbing Fixtures
15,000	Fortune Brands Inc.	1,065,150	4.51%

Hospital & Medical Service Plans
16,500	Unitedhealth Group Inc.	738,870	3.13%

Motorcycles, Bicycles, & Parts
24,000	Harley-Davidson Inc.	1,317,360	5.57%

Motor Vehicles & Passenger Car Bodies
10,500	Paccar Inc.	864,990	3.66%

National Commercial Banks
20,000	Synovus Financial Corp.	535,600
19,000	Wells Fargo & Co.	1,274,520
12,000	Zion Bancorp.	935,280
		2,745,400	11.62%

Periodicals: Publishing and Printing
21,000	Meredith Corp.	1,040,340	4.40%

Pharmaceutical Preparations
15,000	Abbott Laboratories	654,150	2.77%

Retail - Lumber & Other Building Materials Dealers
30,000	Home Depot Inc.	1,073,700
10,000	Lowe's Companies Inc.	606,700
		1,680,400	7.11%

Retail - Variety Stores
20,000	Wal-Mart Stores Inc.	963,400	4.08%

Rubber & Plastics Footwear
14,000	Nike Inc. Class B	1,134,000	4.80%

Services - Business Services, NEC
30,500	Total Systems Services Inc.	587,125	2.48%

Services - Computer Processing & Data Preparation
18,000	Fiserv Inc. *	816,480	3.45%

Services - Packaged Software
40,000	Microsoft Corp.	932,000	3.94%

Surgical & Medical Instruments & Apparatus
9,000	3M Co.	726,930
19,000	Becton Dickinson & Co.	1,161,470
		1,888,400	7.99%

Total for Common Stock (Cost $21,045,054)		23,283,821	98.51%

Cash Equivalents
355,468	Dreyfus Cash Management CL A 4.90% **	355,468	1.51%
	(Cost - $355,468)

	Total Investments	23,639,289	100.02%
	(Cost - $21,400,522)

	Liabilities in Excess of Other Assets	(4,479)	-0.02%

	Net Assets	$ 23,634,810	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; Yield Rate shown

represents the rate at June 30, 2006.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  3

Blue Chip Investor Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2006

Assets:
Investment Securities at Market Value	$ 23,639,289
(Cost $21,400,522)
Dividends Receivable	14,335
Interest Receivable	3,027
Prepaid Expenses	10,438
Total Assets	23,667,089
Liabilities:
Payable for Shareholder Redemptions	1,040
Advisory Fee Payable	13,748
Administration Fee Payable	1,937
Other Accrued Expenses	15,346
Accrued Trustee Expense	208
Total Liabilities	32,279
Net Assets	$ 23,634,810
Net Assets Consist of:
Paid In Capital	$ 20,824,754
Accumulated Undistributed Net Investment Income	46,366
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	524,923
Unrealized Appreciation in Value
of Investments Based on Cost - Net	2,238,767
Net Assets, for 222,255 Shares Outstanding	$ 23,634,810
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($23,634,810/222,255 shares)	$ 106.34

Statement of Operations (Unaudited)
For the six months ended June 30, 2006
Investment Income:
Dividends	$ 153,453
Interest	26,833
Total Investment Income	180,286
Expenses:
Investment Adviser Fees	119,577
Interest Expense	4,937
Transfer Agent & Accounting Fees	15,027
Administration Fees	11,897
Audit Fees	8,679
Registration Fees	5,455
Custody Fees	7,439
Legal Fees	8,927
Other Fees	1,810
Insurance Expense	1,884
Trustee Fees	1,113
Printing and Postage Expense	992
Total Expenses	187,737
Less:
Advisory Fee Waiver	(33,328)
Net Expenses	154,409
Net Investment Income	25,877

Realized and Unrealized Gain (Loss) on Investments & Options:
Net Realized Gain on Investments	469,531
Net Realized Gain on Options	55,392
Net Change in Unrealized Appreciation on Investments	(70,438)
Net Change in Unrealized Appreciation on Options	(66,744)
Net Realized and Unrealized Gain on Investments & Options	387,741

Net Increase in Net Assets from Operations	$ 413,618

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  4

Blue Chip Investor Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2006		1/1/2005
	to		to
	6/30/2006		12/31/2005
From Operations:
Net Investment Income	$ 25,877		$ 25,939
Net Realized Gain on Investments	469,531		1,431,144
Net Realized Gain on Options	55,392		245,798
Net Change in Unrealized Appreciation on Investments	(70,438)		(1,206,162)
Net Change in Unrealized Appreciation on Options	(66,744)		77,397
Increase (Decrease) in Net Assets from Operations	413,618		574,116
From Distributions to Shareholders:
Net Investment Income	0		(5,464)
Net Realized Gain from Security Transactions	0		(1,676,928)
Change in Net Assets from Distributions	0		(1,682,392)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,112,185		4,082,224
Shares Issued on Reinvestment of Dividends	0		1,682,392
Cost of Shares Redeemed	(2,403,662)		(7,183,718)
Net Increase (Decrease) from Shareholder Activity	(291,477)		(1,419,102)

Net Increase (Decrease) in Net Assets	122,141		(2,527,378)

Net Assets at Beginning of Period	23,512,669		26,040,047
Net Assets at End of Period (Including accumulated undistributed	$23,634,810		$23,512,669
Net Investment Income of $45,366 and $20,489, respectively)

Share Transactions:
Issued	19,817		38,040
Reinvested	-		15,997
Redeemed	(22,673)		(67,360)
Net Increase (Decrease) in Shares	(2,856)		(13,323)
Shares Outstanding Beginning of Period	225,111		238,434
Shares Outstanding End of Period	222,255		225,111

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2006		1/1/2005	1/1/2004	1/1/2003	1/1/2002*
	to		to	to	to	to
	6/30/2006		12/31/2005	12/31/2004	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 104.45		$ 109.21	$ 103.88	$ 83.25	$ 100.00
Net Investment Income **	0.11		0.11	0.16	0.23	1.31
Net Gains or (Losses) on Securities
(realized and unrealized)	1.78		3.07	8.07	20.59	(17.42)
Total from Investment Operations	1.89		3.18	8.23	20.82	(16.11)

Distributions (From Net Investment Income)	0.00		(0.02)	(0.20)	(0.19)	(0.64)
Distributions (From Capital Gains)	0.00		(7.92)	(2.70)	0.00	0.00
Total Distributions	0.00		(7.94)	(2.90)	(0.19)	(0.64)

Net Asset Value -
End of Period	$ 106.34		$ 104.45	$ 109.21	$ 103.88	$ 83.25
Total Return	1.81%	****	2.87%	7.93%	25.01%	(16.11)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	23,635		23,513	26,040	20,911	11,492

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.57%	***	1.71%	1.67%	1.77%	2.82%
Ratio of Net Investment Income to Average Net Assets	-0.06%	***	-0.16%	-0.08%	-0.41%	-1.25%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.29%	***	1.45%	1.45%	1.11%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.22%	***	0.11%	0.15%	0.25%	1.48%

Portfolio Turnover Rate	25.30%		93.80%	71.91%	105.42%	52.67%

*Commencement of operations.

**Per share amounts calculated using the average shares method.

***Annualized.

****Not Annualized.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  5

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

June 30, 2006

(UNAUDITED)

1.) ORGANIZATION

Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), formerly Premier Funds.  The Trust is an open-end investment company.  The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on January 1, 2002.  At present, the Fund is the only series authorized by the Trust.  The Fund's investment objective is to seek long-term growth of capital. The Adviser to the Fund is  Check Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

2006 Semi-Annual Report  6

Notes to the Financial Statements  - continued

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the specific indentification method in computing gain or loss on sale of investment securities purchased are amortized over the life of the respective securities.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the "Management Agreement") with the Adviser,  Check Capital Management, Inc. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund,

2006 Semi-Annual Report  7

Notes to the Financial Statements - continued

subject to policies adopted by the Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund.  As a result of the above calculation, for the six month period ended June 30, 2006, the Adviser earned management fees totaling $119,577, before the waiver of fees and/or reimbursement of expenses described below.  The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.25% of its average daily net assets through May 1, 2007.  The Adviser waived and/or reimbursed expenses of $33,328 for the six month period ended June 30, 2006.  At June 30, 2006 the Fund owed the Adviser $13,748.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc.  The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000.  The Fund also pays all out of pocket expenses directly attributable to the Fund.  An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund and the son of another trustee.  For the period ended June 30, 2006 the administrator earned $11,897. At June 30, 2006 the Fund owed the administrator $1,937.

5.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at June 30, 2006 was $20,824,754 representing 222,255 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the six month period ended June 30, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,777,572 and $5,766,209, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at June 30, 2006 was $21,400,522. At June 30, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

 $2,733,654                               ($494,887)                               $2,238,767

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2006, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 80.74% of the Fund.

2006 Semi-Annual Report  8

Notes to the Financial Statements – continued

9.) OPTIONS WRITTEN

As of June 30, 2006 the fund did not have any written options outstanding. Transactions in options written during the six month period ended June 30, 2006, were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at January 1, 2005

           350          $  88,244

Options written

              0

              0

Options terminated in closing purchase transactions

              0

                          0

Options expired

         (200)            (55,395)

Options exercised

         (150)

    (32,849)

Options outstanding at December 31, 2005

                          0                  $  0

10.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during fiscal year 2005 and the six month period ended June 30, 2006 were as follows.

Distributions paid from:

                                               Six Months Ended

                                      June 30, 2006                 2005

Ordinary Income

                  $           0

                    $    5,464

Short-term Capital Gain

       0

          411,719

Long-term Capital Gain

                               0

       1,265,209

                                                                              $           0         $1,682,392

There were no differences between book and tax basis of investments.

11.) AVERAGE BORROWINGS

A loan and pledge agreement dated February 6, 2003 is in place between the Fund and the Custodial Trust Company.  The Fund may seek to obtain loans for the purpose of funding redemptions or purchasing securities up to the maximum amount that the Fund is permitted to borrow under the Investment Company Act of 1940 using the securities in its portfolio as collateral.  The maximum interest rate of such loans is set at a rate per annum equal to 30 day LIBOR plus 1.25%.  During the six month period ended June 30, 2006 the Fund had an average loan balance of $186,595 and paid an average interest rate of 5.34%.  As of June 30, 2006 there was no outstanding loan balance due..

2006 Semi-Annual Report  9

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 500

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Dr., Suite 400

Broadview Hts, OH 44147

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

(FKA Cohen McCurdy, Ltd.)

800 Westpoint Pkwy., Suite 1100

Westlake, OH  44145-1524

BLUE CHIP INVESTOR FUND

575 Anton Boulevard, Suite 500

Costa Mesa, California 92626

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Funds

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:               9/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:               9/6/06

By : /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date:               9/6/06